UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       BAM Offshore Management, LLC

Address:    10 Mountainview Road
            Suite 205
            Upper Saddle River, NJ 07458

13F File Number:  028-13505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Hal Mintz
Title:      Managing Member
Phone:      (646) 307-4500

Signature, Place and Date of Signing:


     /s/ Hal Mintz           Upper Saddle River, NJ        November 14, 2011
-----------------------    -------------------------     --------------------
      [Signature]               [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1

Form 13F Information Table Entry Total:                0

Form 13F Information Table Value Total:               $0
                                          (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

1        028-13502                         Hal Mintz
---      --------------------              -------------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2011
COLUMN 1        COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6    COL 7            COLUMN 8

                TITLE OF                   VALUE    SHS OR  SH/ PUT/  INVESTMENT  OTHR         VOTING AUTHORITY
NAME OF ISSUER  CLASS           CUSIP     (x$1000)  PRN AMT PRN CALL  DISCRETION  MGRS      SOLE    SHARED   NONE


SK 27527 0001 1241282